Loans and Allowance for Credit Losses (Loan Modifications) (Details) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Commercial | Domestic | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 530
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Commercial | Domestic | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 219,800	¥ 162,309
Percentage of Total Class of Loans	0.36%	0.26%
Loans Modified within 12 months of Subsequent Default	¥ 2,466	¥ 3,216
Commercial | Domestic | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 100	¥ 3,864
Percentage of Total Class of Loans	0.00%	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Commercial | Domestic | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Commercial | Domestic | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Commercial | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Commercial | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 78,049	¥ 74,732
Percentage of Total Class of Loans	0.16%	0.17%
Loans Modified within 12 months of Subsequent Default	¥ 17,160	¥ 0
Commercial | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Commercial | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Commercial | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Residential | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Residential | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 5,611	¥ 6,137
Percentage of Total Class of Loans	0.04%	0.05%
Loans Modified within 12 months of Subsequent Default	¥ 26	¥ 180
Residential | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Residential | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Residential | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Card | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Card | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Card | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 13,966	¥ 12,828
Percentage of Total Class of Loans	2.77%	2.65%
Loans Modified within 12 months of Subsequent Default	¥ 1,398	¥ 1,541
Card | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 135	¥ 126
Percentage of Total Class of Loans	0.03%	0.03%
Loans Modified within 12 months of Subsequent Default	¥ 1	¥ 2
Card | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Krungsri | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 1	¥ 466
Percentage of Total Class of Loans	0.00%	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 4
Krungsri | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 92,935	¥ 143,449
Percentage of Total Class of Loans	0.97%	1.59%
Loans Modified within 12 months of Subsequent Default	¥ 10,719	¥ 4,495
Krungsri | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 41,400	¥ 2,613
Percentage of Total Class of Loans	0.43%	0.03%
Loans Modified within 12 months of Subsequent Default	¥ 439	¥ 105
Krungsri | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 118	¥ 1,558
Percentage of Total Class of Loans	0.00%	0.02%
Loans Modified within 12 months of Subsequent Default	¥ 11	¥ 40
Krungsri | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 928	¥ 867
Percentage of Total Class of Loans	0.01%	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 2
Other | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 781	¥ 831
Percentage of Total Class of Loans	0.04%	0.04%
Loans Modified within 12 months of Subsequent Default	¥ 612	¥ 0
Other | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 2,196	¥ 6,626
Percentage of Total Class of Loans	0.11%	0.33%
Loans Modified within 12 months of Subsequent Default	¥ 564	¥ 1,121
Other | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 4
Other | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0
Other | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0